Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Basic EPS:
Net earnings	$ (398)	$ 446	$ 482	$ 513	$ 931	$ 500	$ 829	$ 456	$ 1,043	$ 2,715	$ 1,642
Earnings allocated to participating securities									5	12	5
Earnings available to common shareholders - basic									$ 1,038	$ 2,703	$ 1,637
Weighted average shares of common stock outstanding									593	594	591
Net earnings per share	$ (0.68)	$ 0.75	$ 0.81	$ 0.86	$ 1.56	$ 0.84	$ 1.39	$ 0.77	$ 1.75	$ 4.55	$ 2.77
Diluted EPS:
Net earnings	$ (398)	$ 446	$ 482	$ 513	$ 931	$ 500	$ 829	$ 456	$ 1,043	$ 2,715	$ 1,642
Earnings allocated to participating securities									5	12	5
Earnings available to common shareholders - diluted									$ 1,038	$ 2,703	$ 1,637
Weighted average shares of common stock outstanding									593	594	591
Effect of dilutive securities									5	5	5
Weighted average shares of common stock, including dilutive effect									598	599	596
Net earnings per share	$ (0.68)	$ 0.74	$ 0.80	$ 0.85	$ 1.54	$ 0.83	$ 1.38	$ 0.76	$ 1.74	$ 4.51	$ 2.75